Revenue and Segment Information (Details) - Schedule of revenue by geographic location - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue	$ 526,807	$ 193,113	$ 1,744,629
Malaysia [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue	$ 526,807	78,123
Hong Kong [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue		3,980	1,366,200
China [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue		6,846	60,956
USA [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue		$ 104,164
Korea [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue			315,034
Other [Member]
Revenue and Segment Information (Details) - Schedule of revenue by geographic location [Line Items]
Revenue			$ 2,439